Stock-Based Awards - Schedule of Restricted Stock Activity (Detail) (Restricted Common Stock [Member], USD $)	12 Months Ended
Dec. 31, 2014
Restricted Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested restricted common stock, Shares, Issued	123,134
Unvested restricted common stock, Shares, Vested	(94,697)
Unvested restricted common stock, Shares, Forfeited	0
Unvested restricted common stock, Shares, Ending balance	28,437
Unvested restricted common stock, Weighted Average Grant Date Fair Value, Issued	$ 8.80
Unvested restricted common stock, Weighted Average Grant Date Fair Value, Vested	$ 8.80
Unvested restricted common stock, Weighted Average Grant Date Fair Value, Forfeited	$ 0
Unvested restricted common stock, Weighted Average Grant Date Fair Value, Ending balance	$ 8.80